Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Amounts due to affiliate companies
	December 31,	December 31,
	2019	2018

Navios Holdings	$ 72,315	$ 150
Navios Shipmanagement Inc.	694	—
Total	$ 73,009	$ 150